Retirement Plans - Defined Contribution Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Salaried and Quinnesec hourly employees defined contribution plan
Defined Contribution Plan [Line Items]
Defined contribution plan expense	$ 4.9	$ 4.8	$ 5.6